PERSONNEL EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Salaries	$ 1,100,000	$ 1,419,000	$ 659,000
Stock-based compensation	412,000	2,227,000	1,417,000
General and Adminstrative [Member]
Statement [Line Items]
Salaries	443,000	874,000	98,000
Stock-based compensation	$ 43,000	$ 1,897,000	$ 702,000